Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	£ 12,592	£ 13,709	£ 13,105
Other income	4,479	4,658	3,640
Total income	17,071	18,367	16,745
Operating expenses	(11,927)	(10,968)	(9,199)
Impairment (charge) credit	(456)	(343)	(1,452)
Profit (loss) before tax	4,688	7,056	6,094
External assets	611,213	605,405
External liabilities	571,466	564,974
Analysis of other income:
Net fee and commission income	938	1,352	1,251
Gains less losses on disposal of financial assets at fair value through other comprehensive income	157	140	76
Other income	4,479	4,658	3,640
Other items reflected in income statement above:
Depreciation and amortisation	3,371	2,851	2,348
Defined benefit scheme charge	11	79	(125)
Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	12,592	13,709	13,105
Other income	4,479	4,658	3,640
Total income	17,071	18,367	16,745
Operating expenses	(11,927)	(10,968)	(9,199)
Impairment (charge) credit	(456)	(343)	(1,452)
Profit (loss) before tax	4,688	7,056	6,094
External income	17,071	18,367	16,745
Inter-segment (expense) income	0	0	0
Total income	17,071	18,367	16,745
External assets	611,213	605,405	616,928
External liabilities	571,466	564,974	577,869
Analysis of other income:
Net fee and commission income	938	1,352	1,251
Operating lease rental income	1,681	1,383	1,077
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(157)	(140)	(76)
Other income	2,017	2,063	1,388
Other income	4,479	4,658	3,640
Other items reflected in income statement above:
Depreciation and amortisation	3,371	2,851	2,348
Defined benefit scheme charge	(11)	(79)	(125)
Non-income statement items:
Additions to fixed assets	4,939	4,963	3,704
Retail £m | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	8,934	9,651	9,746
Other income	2,058	2,157	1,684
Total income	10,992	11,808	11,430
Operating expenses	(7,779)	(7,031)	(5,696)
Impairment (charge) credit	(457)	(831)	(1,373)
Profit (loss) before tax	2,756	3,946	4,361
External income	13,269	12,805	11,996
Inter-segment (expense) income	(2,277)	(997)	(566)
Total income	10,992	11,808	11,430
External assets	386,199	376,589	372,585
External liabilities	324,727	313,232	314,051
Analysis of other income:
Net fee and commission income	271	618	555
Operating lease rental income	1,672	1,373	1,065
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	0
Other income	115	166	64
Other income	2,058	2,157	1,684
Other items reflected in income statement above:
Depreciation and amortisation	2,303	1,927	1,216
Defined benefit scheme charge	0	0	(72)
Non-income statement items:
Additions to fixed assets	3,485	3,294	2,146
Commercial Banking | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	3,265	3,675	3,227
Other income	1,073	1,054	947
Total income	4,338	4,729	4,174
Operating expenses	(2,375)	(2,278)	(2,207)
Impairment (charge) credit	(2)	483	(471)
Profit (loss) before tax	1,961	2,934	1,496
External income	5,606	5,788	3,375
Inter-segment (expense) income	(1,268)	(1,059)	799
Total income	4,338	4,729	4,174
External assets	82,731	90,301	89,536
External liabilities	135,396	138,835	140,923
Analysis of other income:
Net fee and commission income	794	822	822
Operating lease rental income	9	10	12
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	0
Other income	270	222	113
Other income	1,073	1,054	947
Other items reflected in income statement above:
Depreciation and amortisation	337	408	195
Defined benefit scheme charge	0	0	(28)
Non-income statement items:
Additions to fixed assets	99	86	94
Other £m | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	393	383	132
Other income	1,348	1,447	1,009
Total income	1,741	1,830	1,141
Operating expenses	(1,773)	(1,659)	(1,296)
Impairment (charge) credit	3	5	392
Profit (loss) before tax	(29)	176	237
External income	(1,804)	(226)	1,374
Inter-segment (expense) income	3,545	2,056	(233)
Total income	1,741	1,830	1,141
External assets	142,283	138,515	154,807
External liabilities	111,343	112,907	122,895
Analysis of other income:
Net fee and commission income	(127)	(88)	(126)
Operating lease rental income	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(157)	(140)	(76)
Other income	1,632	1,675	1,211
Other income	1,348	1,447	1,009
Other items reflected in income statement above:
Depreciation and amortisation	731	516	937
Defined benefit scheme charge	(11)	(79)	(25)
Non-income statement items:
Additions to fixed assets	£ 1,355	£ 1,583	£ 1,464